CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	56,966,564	55,881,564
Common stock, shares outstanding	56,966,564	55,881,564
Preferred stock Class A
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock Series B
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	14,645,000
Preferred stock, shares issued	1,627,778	0
Preferred stock, shares outstanding	1,627,778	0